Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

	As of December 31,
	2023	2024
Software	$1,021,673	$979,391
Less: accumulated amortization	(809,228)	(836,021)
Intangible assets, net	$212,445	$143,370

For the years ended December 31, 2022, 2023 and 2024, amortization expense amounted to $103,438, $448,747 and $49,604, respectively. Future estimated amortization expense of intangible assets is as follows:

2025	33,594
2026	32,927
2027	32,922
2028	29,401
Thereafter	14,526
Total	$143,370